Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total net assets available for benefits per the financial statements	$ 1,324,320,023	$ 1,148,090,503
Less: current year employer and employee receivables	(3,529,307)	(1,899,166)
Total net assets available for benefits per the Form 5500	$ 1,320,790,716	$ 1,146,191,337